Stock Options	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Stock Options

15. Share-based Plans

Fresenius Medical Care AG & Co. KGaA Share-based Plans

At December 31, 2016, the Company has various share-based compensation plans, which may either be equity- or cash-settled:

Fresenius Medical Care AG & Co. KGaA Long-term Incentive Plan 2016

As of May 11, 2016, the issuance of stock options and phantom stocks under the FMC AG & Co. KGaA Long-Term Incentive Program 2011 (“LTIP 2011”) is no longer possible. In order to continue to enable the members of the Management Board, the members of the management boards of affiliated companies and managerial staff members to adequately participate in the long-term, sustained success of the Company, the Management Board and the supervisory board of Management AG have approved and adopted the FMC-AG & Co. KGaA Long-Term Incentive Plan 2016 (“LTIP 2016”) as a successor program effective January 1, 2016.

The LTIP 2016 is a variable compensation program with long-term incentive effects. Pursuant to the LTIP 2016, the plan participants may be granted so-called “Performance Shares” annually or semiannually during 2016 to 2018. Performance Shares are non-equity, cash-settled virtual compensation instruments which may entitle plan participants to receive a cash payment depending on the achievement of pre-defined performance targets further defined below as well as the Company’s share price development.

For members of the Management Board, the Supervisory Board will, in due exercise of its discretion and taking into account the individual responsibility and performance of each Management Board member, determine an initial value for each grant for any awards to Management Board members. For plan participants other than the members of the Management Board, such determination will be made by the Management Board. The initial grant value is determined in the currency in which the respective participant receives their base salary at the time of the grant. In order to determine the number of Performance Shares each plan participant receives, their respective grant value will be divided by the value per Performance Share at the time of the grant, which is mainly determined based on the average price of the Company’s shares over a period of thirty calendar days prior to the respective grant date. The number of granted Performance Shares may change over the performance period of three years, depending on the level of achievement of the following: (i) revenue growth, (ii) growth in net income attributable to shareholders of FMC-AG & Co. KGaA (“net income growth”) and (iii) return on invested capital (“ROIC”) improvement.

Revenue, net income and ROIC are determined according to IFRS in euro based on full year results. Revenue growth and net income growth, for the purpose of this plan, are determined at constant currency.

An annual target achievement level of 100% will be reached for the revenue growth performance target if revenue growth is 7% in each individual year of the three-year performance period; revenue growth of 0% will lead to a target achievement level of 0% and the maximum target achievement level of 200% will be reached in the case of revenue growth of at least 16%. If revenue growth ranges between these values, the degree of target achievement will be linearly interpolated between these values.

An annual target achievement level of 100% for the net income growth performance target will be reached if net income growth is 7% in each individual year of the three-year performance period. In the case of net income growth of 0%, the target achievement level will also be 0%; the maximum target achievement of 200% will be reached in the case of net income growth of at least 14%. Between these values, the degree of target achievement will be determined by means of linear interpolation.

With regard to ROIC improvement, an annual target achievement level of 100% will be reached if the target ROIC as defined for the respective year is reached. The target ROIC is 7.3% for 2016 and will increase by 0.2 percentage points per year to 7.5% (2017), 7.7% (2018), 7.9% (2019) and 8.1% (2020). A target achievement level of 0% will be reached if the ROIC falls below the target ROIC for the respective year by 0.2 percentage points or more, whereas the maximum target achievement level of 200% will be reached if the target ROIC for the respective year is exceeded by 0.2 percentage points or more. The degree of target achievement will be determined by means of linear interpolation if the ROIC ranges between these values. In case the annual ROIC target achievement level in the third year of a performance period is equal or higher than the ROIC target achievement level in each of the two previous years of such performance period, the ROIC target achievement level of the third year is deemed to be achieved for all years of the respective performance period.

The achievement level for each of the three performance targets will be weighted annually at one-third to determine the yearly target achievement for each year of the three-year performance period. The level of overall target achievement over the three-year performance period will then be determined on the basis of the mean of these three average yearly target achievements. The overall target achievement can be in a range of 0% to 200%.

The number of Performance Shares granted to the plan participants at the beginning of the performance period will each be multiplied by the level of overall target achievement in order to determine the final number of Performance Shares.

The final number of Performance Shares is generally deemed earned four years after the day of a respective grant (the vesting period). The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty days prior to the lapse of this four-year vesting period. The respective resulting amount will then be paid to the plan participants as cash compensation.

The first awards under the Long-Term Incentive Plan 2016 were granted on July 25, 2016. During 2016, under the Long-Term Incentive Plan 2016, the Company awarded 642.349 Performance Shares, including 79.888 Performance Shares awarded to the members of the Management Board at a measurement date weighted average fair value of $80,31 (€76,19) each and a total fair value of $51.588, which will be revalued if the fair value changes. The total fair value will be amortized over the four-year vesting period.

Fresenius Medical Care AG & Co. KGaA Long-term Incentive Program 2011

On May 12, 2011, the Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2011 (“2011 SOP”) was established by resolution of the Company’s AGM. The 2011 SOP, together with the Phantom Stock Plan 2011, which was established by resolution of the General Partner’s Management and supervisory boards, forms the Company’s Long Term Incentive Program 2011 (“2011 Incentive Program”). Under the 2011 Incentive Program, participants were granted awards, which consisted of a combination of stock options and phantom stock. The final grant under the 2011 Incentive Program was made in December 2015. Awards under the 2011 Incentive Program are subject to a four-year vesting period. Vesting of the awards granted is subject to achievement of pre-defined performance targets. The 2011 SOP was established with a conditional capital increase up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00, each of which can be exercised to obtain one ordinary share.

Stock options granted under the 2011 Incentive Program have an eight-year term and can be exercised for the first time after a four-year vesting period. The exercise price of stock options granted under the 2011 Incentive Program shall be the average stock exchange price on the Frankfurt Stock Exchange of the Company’s shares during the 30 calendar days immediately prior to each grant date. Stock options granted under the 2011 Incentive Program to U.S. participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Stock options under the 2011 Incentive Program are not transferable by a participant or a participant’s heirs, and may not be pledged, assigned, or disposed of otherwise.

Phantom stock awards under the 2011 Incentive Program entitle the holders to receive payment in euro from the Company upon exercise of the phantom stock. The payment per phantom share in lieu of the issuance of such stock shall be based upon the share price on the Frankfurt Stock Exchange of one of the Company’s shares on the exercise date. Phantom stock awards have a five-year term and can be exercised for the first time after a four-year vesting period. For participants who are U.S. tax payers, the phantom stock is deemed to be exercised in any event in the month of March following the end of the vesting period.

During 2015, under the 2011 Incentive Program, the Company awarded 3.073.360 stock options, including 502.980 stock options granted to the Management Board, at a weighted average exercise price of $83,89 (€77,06), a weighted average fair value of $16,57 each and a total fair value of $50.923 which will be amortized over the four-year vesting period. The Company also awarded 607.828 shares of phantom stock, including 62.516 shares of phantom stock granted to members of the Management Board at a measurement date weighted average fair value of $80,36 (€73,81) each and a total fair value of $48.843, which will be revalued if the fair value changes, and amortized over the four-year vesting period.

New Incentive Bonus Plan

In 2016, the Management Board was eligible for performance–related compensation that depended upon achievement of pre-defined targets. The targets are measured based on the operating income margin, net income growth and free cash flow (net cash provided by operating activities after capital expenditures before acquisitions and investments) in percentage of revenue, and are derived from the comparison of targeted and actually achieved current year figures. Targets are divided into Group level targets and those to be achieved in individual regions and areas of responsibility.

Performance-related bonuses for fiscal year 2016 will consist proportionately of a cash component and a share-based component which will be paid in cash. Upon meeting the annual targets, the cash component for the year 2016 will be paid in the following year. The share-based component is subject to a three-year vesting period, although a shorter period may apply in special cases (e.g. occupational disability, retirement, and employment contracts which were not extended by the Company). The amount of cash for the payment relating to the share-based component shall be based on the share price of Fresenius Medical Care AG & Co. KGaA ordinary shares upon exercise. For each of the members of the Management Board, the amount of the achievable pay component as well as of the allocation value of the cash-settled share-based compensation is capped.

Share-based compensation related to this plan for years ending 2016, 2015 and 2014 was $3.632, $891 and $1.040, respectively.

Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2006

The Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2006 (“Amended 2006 Plan”) was established with a conditional capital increase up to €12,800, subject to the issue of up to five million no par value bearer ordinary shares with a nominal value of €1.00, each of which can be exercised to obtain one ordinary share. In connection with the share split effected in 2007, the principal amount was adjusted to the same proportion as the share capital out of the capital increase up to €15,000 by the issue of up to 15 million new non-par value bearer ordinary shares. After December 2010, no further grants were issued under the Amended 2006 Plan. Options granted under this plan are exercisable through December 2017.

Options granted under the Amended 2006 Plan to US participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Options under the Amended 2006 Plan are not transferable by a participant or a participant’s heirs, and may not be pledged, assigned, or otherwise disposed of.

Information on Holdings Under Share-based Plans

At December 31, 2016, the Management Board held 1.010.784 stock options and employees of the Company held 5.056.383 stock options under the various share-based compensation plans of the Company.

At December 31, 2016, the Management Board held 81.019 phantom shares and employees of the Company held 812.970 phantom shares under the 2011 Incentive Plan.

At December 31, 2016, the Management Board held 79.888 Performance Shares and employees of the Company held 555.148 Performance Shares under the LTIP 2016.

Additional Information on Stock Options

The table below provides reconciliations for stock options outstanding at December 31, 2016, as compared to December 31, 2015.

15. Share-based Plans

Fresenius Medical Care AG & Co. KGaA Share-based Plans

At December 31, 2016, the Company has various share-based compensation plans, which may either be equity- or cash-settled:

Fresenius Medical Care AG & Co. KGaA Long-term Incentive Plan 2016

As of May 11, 2016, the issuance of stock options and phantom stocks under the FMC AG & Co. KGaA Long-Term Incentive Program 2011 (“LTIP 2011”) is no longer possible. In order to continue to enable the members of the Management Board, the members of the management boards of affiliated companies and managerial staff members to adequately participate in the long-term, sustained success of the Company, the Management Board and the supervisory board of Management AG have approved and adopted the FMC-AG & Co. KGaA Long-Term Incentive Plan 2016 (“LTIP 2016”) as a successor program effective January 1, 2016.

The LTIP 2016 is a variable compensation program with long-term incentive effects. Pursuant to the LTIP 2016, the plan participants may be granted so-called “Performance Shares” annually or semiannually during 2016 to 2018. Performance Shares are non-equity, cash-settled virtual compensation instruments which may entitle plan participants to receive a cash payment depending on the achievement of pre-defined performance targets further defined below as well as the Company’s share price development.

For members of the Management Board, the Supervisory Board will, in due exercise of its discretion and taking into account the individual responsibility and performance of each Management Board member, determine an initial value for each grant for any awards to Management Board members. For plan participants other than the members of the Management Board, such determination will be made by the Management Board. The initial grant value is determined in the currency in which the respective participant receives their base salary at the time of the grant. In order to determine the number of Performance Shares each plan participant receives, their respective grant value will be divided by the value per Performance Share at the time of the grant, which is mainly determined based on the average price of the Company’s shares over a period of thirty calendar days prior to the respective grant date. The number of granted Performance Shares may change over the performance period of three years, depending on the level of achievement of the following: (i) revenue growth, (ii) growth in net income attributable to shareholders of FMC-AG & Co. KGaA (“net income growth”) and (iii) return on invested capital (“ROIC”) improvement.

Revenue, net income and ROIC are determined according to IFRS in euro based on full year results. Revenue growth and net income growth, for the purpose of this plan, are determined at constant currency.

An annual target achievement level of 100% will be reached for the revenue growth performance target if revenue growth is 7% in each individual year of the three-year performance period; revenue growth of 0% will lead to a target achievement level of 0% and the maximum target achievement level of 200% will be reached in the case of revenue growth of at least 16%. If revenue growth ranges between these values, the degree of target achievement will be linearly interpolated between these values.

An annual target achievement level of 100% for the net income growth performance target will be reached if net income growth is 7% in each individual year of the three-year performance period. In the case of net income growth of 0%, the target achievement level will also be 0%; the maximum target achievement of 200% will be reached in the case of net income growth of at least 14%. Between these values, the degree of target achievement will be determined by means of linear interpolation.

With regard to ROIC improvement, an annual target achievement level of 100% will be reached if the target ROIC as defined for the respective year is reached. The target ROIC is 7.3% for 2016 and will increase by 0.2 percentage points per year to 7.5% (2017), 7.7% (2018), 7.9% (2019) and 8.1% (2020). A target achievement level of 0% will be reached if the ROIC falls below the target ROIC for the respective year by 0.2 percentage points or more, whereas the maximum target achievement level of 200% will be reached if the target ROIC for the respective year is exceeded by 0.2 percentage points or more. The degree of target achievement will be determined by means of linear interpolation if the ROIC ranges between these values. In case the annual ROIC target achievement level in the third year of a performance period is equal or higher than the ROIC target achievement level in each of the two previous years of such performance period, the ROIC target achievement level of the third year is deemed to be achieved for all years of the respective performance period.

The achievement level for each of the three performance targets will be weighted annually at one-third to determine the yearly target achievement for each year of the three-year performance period. The level of overall target achievement over the three-year performance period will then be determined on the basis of the mean of these three average yearly target achievements. The overall target achievement can be in a range of 0% to 200%.

The number of Performance Shares granted to the plan participants at the beginning of the performance period will each be multiplied by the level of overall target achievement in order to determine the final number of Performance Shares.

The final number of Performance Shares is generally deemed earned four years after the day of a respective grant (the vesting period). The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty days prior to the lapse of this four-year vesting period. The respective resulting amount will then be paid to the plan participants as cash compensation.

The first awards under the Long-Term Incentive Plan 2016 were granted on July 25, 2016. During 2016, under the Long-Term Incentive Plan 2016, the Company awarded 642.349 Performance Shares, including 79.888 Performance Shares awarded to the members of the Management Board at a measurement date weighted average fair value of $80,31 (€76,19) each and a total fair value of $51.588, which will be revalued if the fair value changes. The total fair value will be amortized over the four-year vesting period.

Fresenius Medical Care AG & Co. KGaA Long-term Incentive Program 2011

On May 12, 2011, the Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2011 (“2011 SOP”) was established by resolution of the Company’s AGM. The 2011 SOP, together with the Phantom Stock Plan 2011, which was established by resolution of the General Partner’s Management and supervisory boards, forms the Company’s Long Term Incentive Program 2011 (“2011 Incentive Program”). Under the 2011 Incentive Program, participants were granted awards, which consisted of a combination of stock options and phantom stock. The final grant under the 2011 Incentive Program was made in December 2015. Awards under the 2011 Incentive Program are subject to a four-year vesting period. Vesting of the awards granted is subject to achievement of pre-defined performance targets. The 2011 SOP was established with a conditional capital increase up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00, each of which can be exercised to obtain one ordinary share.

Stock options granted under the 2011 Incentive Program have an eight-year term and can be exercised for the first time after a four-year vesting period. The exercise price of stock options granted under the 2011 Incentive Program shall be the average stock exchange price on the Frankfurt Stock Exchange of the Company’s shares during the 30 calendar days immediately prior to each grant date. Stock options granted under the 2011 Incentive Program to U.S. participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Stock options under the 2011 Incentive Program are not transferable by a participant or a participant’s heirs, and may not be pledged, assigned, or disposed of otherwise.

Phantom stock awards under the 2011 Incentive Program entitle the holders to receive payment in euro from the Company upon exercise of the phantom stock. The payment per phantom share in lieu of the issuance of such stock shall be based upon the share price on the Frankfurt Stock Exchange of one of the Company’s shares on the exercise date. Phantom stock awards have a five-year term and can be exercised for the first time after a four-year vesting period. For participants who are U.S. tax payers, the phantom stock is deemed to be exercised in any event in the month of March following the end of the vesting period.

During 2015, under the 2011 Incentive Program, the Company awarded 3.073.360 stock options, including 502.980 stock options granted to the Management Board, at a weighted average exercise price of $83,89 (€77,06), a weighted average fair value of $16,57 each and a total fair value of $50.923 which will be amortized over the four-year vesting period. The Company also awarded 607.828 shares of phantom stock, including 62.516 shares of phantom stock granted to members of the Management Board at a measurement date weighted average fair value of $80,36 (€73,81) each and a total fair value of $48.843, which will be revalued if the fair value changes, and amortized over the four-year vesting period.

New Incentive Bonus Plan

In 2016, the Management Board was eligible for performance–related compensation that depended upon achievement of pre-defined targets. The targets are measured based on the operating income margin, net income growth and free cash flow (net cash provided by operating activities after capital expenditures before acquisitions and investments) in percentage of revenue, and are derived from the comparison of targeted and actually achieved current year figures. Targets are divided into Group level targets and those to be achieved in individual regions and areas of responsibility.

Performance-related bonuses for fiscal year 2016 will consist proportionately of a cash component and a share-based component which will be paid in cash. Upon meeting the annual targets, the cash component for the year 2016 will be paid in the following year. The share-based component is subject to a three-year vesting period, although a shorter period may apply in special cases (e.g. occupational disability, retirement, and employment contracts which were not extended by the Company). The amount of cash for the payment relating to the share-based component shall be based on the share price of Fresenius Medical Care AG & Co. KGaA ordinary shares upon exercise. For each of the members of the Management Board, the amount of the achievable pay component as well as of the allocation value of the cash-settled share-based compensation is capped.

Share-based compensation related to this plan for years ending 2016, 2015 and 2014 was $3.632, $891 and $1.040, respectively.

Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2006

The Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2006 (“Amended 2006 Plan”) was established with a conditional capital increase up to €12,800, subject to the issue of up to five million no par value bearer ordinary shares with a nominal value of €1.00, each of which can be exercised to obtain one ordinary share. In connection with the share split effected in 2007, the principal amount was adjusted to the same proportion as the share capital out of the capital increase up to €15,000 by the issue of up to 15 million new non-par value bearer ordinary shares. After December 2010, no further grants were issued under the Amended 2006 Plan. Options granted under this plan are exercisable through December 2017.

Options granted under the Amended 2006 Plan to US participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Options under the Amended 2006 Plan are not transferable by a participant or a participant’s heirs, and may not be pledged, assigned, or otherwise disposed of.

Information on Holdings Under Share-based Plans

At December 31, 2016, the Management Board held 1.010.784 stock options and employees of the Company held 5.056.383 stock options under the various share-based compensation plans of the Company.

At December 31, 2016, the Management Board held 81.019 phantom shares and employees of the Company held 812.970 phantom shares under the 2011 Incentive Plan.

At December 31, 2016, the Management Board held 79.888 Performance Shares and employees of the Company held 555.148 Performance Shares under the LTIP 2016.

Additional Information on Stock Options

The table below provides reconciliations for stock options outstanding at December 31, 2016, as compared to December 31, 2015.

		Weighted	Weighted
		average	average
	Options	exercise	exercise
	(in thousands)	price	price
Stock options for shares		€	$
Balance at December 31, 2015	8.737	58,75	61,93
Granted	-	-	-
Exercised	908	43,45	45,80
Forfeited	1.762	52,08	54,89
Balance at December 31, 2016	6.067	62,98	66,38

The following table provides a summary of fully vested options outstanding and exercisable at December 31, 2016:

Fully Vested Outstanding and Exercisable Options
Weighted
		average	Weighted	Weighted
	Number	remaining	average	average	Aggregate	Aggregate
	of	contractual	exercise	exercise	intrinsic	intrinsic
	Options	life in years	price	price	value	value
	(in thousands)		€	$	€	$

Options for shares	1.162	2,02	49,68	52,37	35.759	37.694

At December 31, 2016, there was $23.336 of total unrecognized compensation costs related to non-vested options granted under all plans. These costs are expected to be recognized over a weighted-average period of 2 years.

During the years ended December 31, 2016, 2015, and 2014, the Company received cash of $44.018, $76.093 and $98.523, respectively, from the exercise of stock options (see Note 12). The intrinsic value of stock options exercised for the twelve-month periods ending December 31, 2016, 2015, and 2014 was $34.767, $73.886 and $47.396, respectively. The Company recorded a cash inflow for income taxes from stock option exercises of $8.887, $18.073 and $8.529 for the years ending December 31, 2016, 2015, and 2014, respectively. The excess tax benefit allocated to additional paid-in capital for the twelve-month periods ending December 31, 2016, 2015 and 2014 for all share-based compensation programs was $6,427, $13,451 and $4,056, respectively.

The compensation expenses related to equity-settled stock option programs are determined based upon the fair value on the grant date and the number of stock options granted which will be recognized over the four year vesting period. In connection with its equity-settled stock option programs, the Company incurred compensation expense of $25.691, $6.583 and $6.307 for the years ending December 31, 2016, 2015, and 2014, respectively. There were no capitalized compensation costs in relation to equity-settled instruments in any of the three years presented. The Company also recognized a related income tax benefit of $8.232, $1.857 and $1.384 for the years ending December 31, 2016, 2015, and 2014, respectively.

The expenses related to cash- settled share based payment transactions are determined based upon the fair value at the measurement date and the number of phantom shares or Performance Shares granted which will be recognized over the four-year vesting period. In connection with cash-settled share based payment transactions, the Company recognized expense of $17.167, $11.932 and $5.389 related to phantom shares for the years ending December 31, 2016, 2015, and 2014, respectively, and $21.598 related to Performance Shares for the year ended December 31, 2016.

Fair Value Information

The Company used a binomial option-pricing model in determining the fair value of the awards under the 2011 SOP and the Amended 2006 Plan. Option valuation models require the input of subjective assumptions including expected stock price volatility. The Company’s assumptions are based upon its past experiences, market trends and the experience of other entities of the same size and in similar industries. Expected volatility is based on historical volatility of the Company’s shares. To incorporate the effects of expected early exercise in the model, an early exercise of vested options was assumed as soon as the share price exceeds 155% of the exercise price. The Company’s stock options have characteristics that vary significantly from traded options and changes in subjective assumptions can materially affect the fair value of the option. The assumptions used to determine the fair value of the 2015 grants are as follows:

2015

Expected dividend yield	1,46%
Risk-free interest rate	0,44%
Expected volatility	22,32%
Expected life of options	8 years
Weighted average exercise price (in €)	77,06
Weighted average exercise price (in US-$)	83,89

Subsidiary Stock Incentive Plans

Subsidiary stock incentive plans were established during 2014 in conjunction with two acquisitions made by the Company. Under these plans, two of the Company’s subsidiaries are authorized to issue a total of 116,103,806 Incentive Units. The Incentive Units have two types of vesting conditions – a service condition and a performance condition. Of the total Incentive Units granted, eighty percent vest ratably over a four year period and twenty percent vest upon the achievement of certain of the relevant subsidiary’s performance targets over a six year vesting period (the “Performance Units”).

Fifty percent of the Performance Units will vest upon achievement of performance targets in 2017. The remaining 50%, plus any unvested Performance Units, will vest upon achievement of performance targets in 2019. All of the Performance Units will vest upon achievement of performance targets in 2020, if not previously vested. Additionally, for one of the subsidiaries, all Performance Units not previously vested will vest upon successful completion of an initial public offering.

As of December 31, 2016, 2015 and 2014,

The Company used the Monte Carlo pricing model in determining the fair value of the awards under this incentive plan. Option valuation models require the input of subjective assumptions including expected stock price volatility. The Company’s assumptions are based upon its past experiences, market trends and the experiences of other entities of the same size and in similar industries.